CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 96,237	$ 75,106	$ 79,785	$ 47,480
Loans and finance receivables, net	317,454	323,611	291,966	303,467
Prepaid expenses and other assets		16,631		8,686
Other receivables and prepaid expenses	15,381	16,631	13,797
Deferred tax assets	21,646	25,427	25,841	30,914
Total current assets		440,775		390,547
Property and equipment, net	50,549	33,985	38,000	39,405
Goodwill	270,246	255,862	255,869	255,869
Intangible assets, net	3,705	39	14	45
Other assets	28,340	29,536	22,341	6,286
Total assets	803,558	760,197	727,613	692,152
Current liabilities:
Accounts payable and accrued expenses	70,735	57,277	51,110	49,576
Income taxes currently payable	713	6,802		38
Total current liabilities		64,079		49,614
Related party payable, net			11,451
Deferred tax liabilities	42,508	47,953	48,757	45,306
Other liabilities				51
Long-term debt	494,516	494,181	493,863	424,133
Total liabilities	$ 608,472	$ 606,213	$ 605,181	$ 519,104
Commitments and contingencies
Stockholders' equity:
Common stock	$ 0	$ 0	$ 0	$ 0
Preferred stock
Additional paid in capital	$ 4,210	$ 294
Retained earnings	192,255	156,861	$ 116,266	$ 169,947
Accumulated other comprehensive (loss) income	(1,379)	(3,171)	6,166	3,101
Total stockholders' equity	195,086	153,984	122,432	173,048
Total liabilities and stockholders' equity	$ 803,558	$ 760,197	$ 727,613	$ 692,152